Consolidated Balance Sheets - USD ($)	Oct. 31, 2015	Oct. 31, 2014
Current assets:
Cash	$ 1,083,072	$ 1,089,507
Trade accounts receivable, net of allowance for doubtful accounts of $63,011 in 2015 and $92,988 in 2014	9,189,498	14,076,349
Other receivables	134,428	$ 180,135
Income taxes refundable	360,324
Inventories	17,816,080	$ 17,518,119
Prepaid expenses	$ 564,024	578,843
Deferred income taxes, current		1,933,653
Total current assets	$ 29,147,426	35,376,606
Property and equipment, net	13,903,919	13,113,445
Intangible assets, net	$ 523,665	438,696
Deferred income taxes - noncurrent		320,509
Other assets, net	$ 1,453,808	789,358
Total assets	45,028,818	50,038,614
Current liabilities:
Current installments of long-term debt	280,999	269,996
Accounts payable and accrued expenses	4,116,927	5,438,519
Accrued compensation and payroll taxes	1,222,728	2,895,100
Income taxes payable	22,498	698,051
Total current liabilities	5,643,152	9,301,666
Note payable to bank	6,000,000	2,500,000
Long-term debt, excluding current installments	$ 6,946,008	7,227,023
Deferred income taxes - noncurrent		26,038
Other noncurrent liabilities	$ 551,108	677,597
Total liabilities	19,140,268	19,732,324
Shareholders’ equity:
Preferred stock, no par value, authorized 1,000,000 shares; none issued and outstanding	0	0
Common stock, no par value, authorized 50,000,000 shares; issued and outstanding 7,059,548 shares in 2015 and 6,839,778 shares in 2014	10,363,012	9,543,686
Retained earnings	16,267,595	21,462,881
Total shareholders’ equity attributable to Optical Cable Corporation	26,630,607	31,006,567
Noncontrolling interest	(742,057)	(700,277)
Total shareholders’ equity	$ 25,888,550	$ 30,306,290
Commitments and contingencies
Total liabilities and shareholders’ equity	$ 45,028,818	$ 50,038,614